PTA Comprehensive Alternatives Fund
RISK/RETURN
Investment Objective:

The PTA Comprehensive Alternatives Fund (the "Fund") seeks to achieve long-term capital appreciation with an emphasis on positive (absolute) returns and low correlation to traditional financial market indices.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PTA Comprehensive Alternatives Fund	PTA Comprehensive Alternatives Fund Class I Shares	PTA Comprehensive Alternatives Fund Class A Shares	PTA Comprehensive Alternatives Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	1.50%	1.50%	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PTA Comprehensive Alternatives Fund		PTA Comprehensive Alternatives Fund Class I Shares	PTA Comprehensive Alternatives Fund Class A Shares	PTA Comprehensive Alternatives Fund Class C Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Short Sale Expenses (Dividends and Interest)		0.87%	0.87%	0.87%
Remainder of Other Expenses		1.47%	1.77%	1.68%
Other Expenses		2.34%	2.64%	2.55%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		3.66%	4.21%	4.87%
Fee Waiver	[2]	(0.74%)	(1.04%)	(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver		2.92%	3.17%	3.92%
[1]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The acquired fund fees and expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 0.40%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools of up to 20% of an underlying pool's profits.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2012 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, underlying pool expenses, extraordinary expenses such as litigation or reorganization costs) will not exceed 1.98 % for Class I shares, 2.98% for Class C shares and 2.23 % for Class A shares. Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example PTA Comprehensive Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
PTA Comprehensive Alternatives Fund Class I Shares	295	1,052	1,830	3,867
PTA Comprehensive Alternatives Fund Class A Shares	877	1,691	2,518	4,645
PTA Comprehensive Alternatives Fund Class C Shares	394	1,380	2,368	4,850

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 469% of the average value of its portfolio.

Principal Investment Strategies:

By allocating its assets among a number of strategies, the Fund seeks to achieve its investment objective with lower volatility than if the Fund utilized a single strategy approach.  The adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility and provide downside protection as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing long-or-short primarily in (1) common stocks, (2) fixed-income securities, (3) currencies, (4) commodities, (5) futures, (6) options and (7) credit default swaps using the adviser's alternative investment strategies.  The Fund invests in all securities without restriction as to issuer capitalization, country or currency.  The Fund invests in fixed-income securities of any maturity or credit quality, including those known as "high yield " or "junk" bonds .  High yield (junk) bonds are rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  Futures, options and credit default swaps are used as hedges or substitutes for securities, currencies or commodities.  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  Based upon its historical research of relative performance and correlation, the adviser allocates assets among strategies that it believes offer the highest expected return, consistent with maintaining relatively low expected correlation (below 0.75) to financial market returns.  In seeking to fulfill the Fund's investment objective, the adviser may engage in frequent trading of the Fund's portfolio securities.

The adviser believes that each of the following strategies will produce long-term capital appreciation and that most will produce absolute returns.  Additionally, the adviser expects that by constructing a diversified portfolio of investments and strategies that are not highly correlated to each other or the equity or financial markets in general, the Fund can achieve appreciation with an expected low correlation to traditional financial market indices , such as the S&P 500 index or the bond market.  The adviser believes that if the Fund achieves low correlation to traditional financial market indices, the Fund may provide a diversifying benefit to shareholders who also hold traditional financial assets such as stocks and bonds .  The principal alternative investment strategies employed by the adviser are as follows:

Long/Short or Hedged Equity Strategies invest long in common stocks believed to be undervalued relative to their peers or the stock market in general or short in common stocks believed to be overvalued relative to their peers or the stock market in general.  The adviser attempts to minimize market risk by combining long and short positions on specific stocks or by using an offsetting equity futures position to hedge a specific stock.

Global Macro Strategies consist of strategies that allocate capital based on multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short-selling overvalued stocks.  The adviser may attempt to realize a valuation discrepancy in the relationship between multiple securities and may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Managed Futures Strategies may allocate assets of the Fund to a single managed futures portfolio or multiple managed futures portfolios that include investment styles such as (i) trend following, (ii) fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursues both fundamental and technical trading approaches, and (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities.  The managed futures strategy investments may be executed directly as well as by investing in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds").

However, in order to provide the Fund with exposure to certain managed futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in futures contracts (and other investments intended to serve as margin for futures positions) as well as in Underlying Funds.  However, the Fund may also make managed futures investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Arbitrage Strategies seek to take advantage of pricing inefficiencies such as convertible arbitrage , merger arbitrage, credit arbitrage, and event driven arbitrage.  Convertible arbitrage, for example, involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock.  The average convertible arbitrage portfolio is typically below investment grade (i.e.,"high yield bonds").

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts ("ADRs"), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends.  These strategies focus on relatively few investments that the adviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities.  These strategies may also focus on special situations, such as mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations, and other corporate reorganizations .

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including "high yield bonds," emerging market debt and defaulted debt securities.  The Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems.  The Fund may also invest in mortgage-backed securities and collateralized mortgage obligations ("MBS") as well as asset-backed securities ("ABS").  The Fund may execute these strategies directly or through exchange-traded funds ("ETFs") that invest primarily in the preceding types of securities.  The adviser will take a short position in interest rate futures to hedge interest rate risk when employing a long/short credit strategy.

Commodity and Currency Strategies combine long and short holdings of commodity and/or currency positions.  These strategies typically invest in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  For example, a tactical strategy could switch from 100% stocks to 100% bonds.  These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The adviser will sell a security or derivative (or cover a short position) when a price threshold that was set by the adviser is reached, when the fundamentals change, for overall portfolio risk management or to allocate assets to sectors with higher expected returns.

Manager-of-Managers Order

The Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order").  Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers.  However, there is no guarantee that such an Order will be issued.  If the Order is issued, the adviser will manage the Fund using a "manager-of-managers" approach and will allocate Fund assets to a carefully selected sub-adviser or group of sub-advisory firms.  The adviser will select and oversee one or more sub-advisers who will manage separate segments of the Fund's portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies that included a long-short strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  ABS and MBS Risk:  ABS and MBS are subject to credit risk because underlying loan borrowers may default.  These securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

  Commodity Risk:  Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Convertible Bond Risk:   Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund .  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk .  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Emerging Market Risk :  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF Risk :  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.   These risks are more pronounced in emerging markets .

  High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

    Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

  Interest Rate Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for loss .

  Liquidity Risk:   Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price .

  Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser has not previously managed a mutual fund.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

    Mid-Cap Stock Risk :  Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Regulatory Change Risk:  Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Smaller Company Risk :  Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  Performance of the Fund's Class A and C shares will vary.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-899-2726.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

Highest Quarter	2nd Quarter 2003	8.45%
Lowest Quarter	4th Quarter 2008	(13.70)%
The total return for Class I shares from January 1, 2011 to September 30, 2011 was (5.28)%.
Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns PTA Comprehensive Alternatives Fund	1 Year	5 Years	Since Inception		Inception Date
PTA Comprehensive Alternatives Fund Class I Shares	(4.34%)	0.81%	7.36%		Oct. 01, 2002
PTA Comprehensive Alternatives Fund Class I Shares After Taxes on Distributions	(5.09%)
PTA Comprehensive Alternatives Fund Class I Shares After Taxes on Distributions and Sales	(2.72%)
PTA Comprehensive Alternatives Fund Class A Shares	(10.06%)		(2.98%)	[1]	May 29, 2009
PTA Comprehensive Alternatives Fund Class C Shares	(5.28%)		(0.05%)	[1]	May 29, 2009
S&P 500® TR (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	7.00%
[1]	Inception May 29, 2009

Class I after-tax returns are not presented for five-year and since-inception periods because the Fund had no distribution policy when it operated as a limited partnership.  If presented, after-tax returns would have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown, if any.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  After tax returns for Class A and C shares, which are also not shown, will vary from those of Class I shares.

Returns prior to May 29, 2009, reflect total returns for the Fund's predecessor limited partnership.  The performance prior to May 29, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund's investment goals, policies, guidelines and restrictions are similar to the predecessor limited partnership's investment goals, policies, guidelines and restrictions.  From its inception on October 1, 2002 through May 29, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S&P 500®TR Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.